SALES-TYPE LEASES AND NET INVESTMENT IN THE LEASE (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Sales-type Leases And Net Investment In Lease
Revenue from sales-type leases		¥ 1,607	¥ 4,236
Revenue from sales-type leases, cost		129	1,684
Revenue from sales-type leases, interest income	¥ 3,328	¥ 3,464	¥ 3,743